Income Taxes - Summary of components of income tax benefit (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal tax at statutory rate	21.00%	21.00%
State taxes, net of federal deduction	3.20%	3.60%
R&D credits	0.10%	0.20%
Other	(2.30%)	(0.10%)
Change in valuation allowance	(22.00%)	(24.70%)
Income tax benefit	0.00%	0.00%